Summary of Significant Accounting Policies - Additional information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended						12 Months Ended		3 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer	Dec. 31, 2012 Customer concentration risk [Member] Customer one [Member]	Dec. 31, 2011 Customer concentration risk [Member] Customer one [Member]	Dec. 31, 2010 Customer concentration risk [Member] Customer one [Member]	Dec. 31, 2012 Customer concentration risk [Member] Customer two [Member]	Dec. 31, 2011 Customer concentration risk [Member] Customer two [Member]	Dec. 31, 2010 Customer concentration risk [Member] Customer two [Member]	Dec. 31, 2012 Italy [Member]	Dec. 31, 2012 Spain [Member]	Dec. 31, 2012 Greece [Member]	Dec. 31, 2012 Portugal [Member]	Dec. 31, 2012 1.875% Senior notes due 2017 [Member]	Dec. 31, 2012 3.250% Senior notes due 2022 [Member]	Dec. 31, 2012 4.625% Senior notes due 2042 [Member]	Dec. 31, 2012 Notes 5.000% due August 14, 2014 [Member]	Dec. 31, 2012 Notes 6.125% due August 14, 2019 [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 International [Member] In-process research and development [Member]	Dec. 31, 2012 Specifar [Member]	Jun. 30, 2012 Specifar [Member] In-process research and development [Member]	Dec. 31, 2012 Senior Unsecured Term Loan [Member]
Summary Of Significant Accounting Policies [Line Items]
Aggregate principal amount of notes														$ 1,200.0	$ 1,700.0	$ 1,000.0	$ 450.0	$ 400.0					$ 1,700.0
Interest rate														1.875%	3.25%	4.625%	5.00%	6.125%
Debt Instrument, maturity date														Oct. 01, 2017	Oct. 01, 2022	Oct. 01, 2042	Aug. 14, 2014	Aug. 14, 2019
Difference in fair value and carrying value of Senior Notes																			248.2
Inventory pending approval by U.S. Food and Drug Administration or other regulatory agencies	49.7	6.8
Maximum percentage of ownership for equity method accounting	50.00%
Ownership percentage in cost method investment	under 20%
Impairment charges related to product rights and IPR&D intnagible assets																				102.8	117.8	101.0
Large wholesalers represent the Company's chargeback payments, minimum	85.00%
Large wholesalers represent the Company's chargeback payments, maximum	90.00%
Accounts receivable are presented net of sales returns and allowances balances	814.3	556.3
Sales returns and allowances included in accounts payable and accrued expenses	634.4	250.5
Sales returns and allowances in accounts receivable increase (decrease)	258.0
Sales returns and allowances in accounts payable increase (decrease)	383.9
Decrease in provision for chargebacks as a percentage of gross revenues	15.90%	17.60%	20.30%
Increase in provision for rebates	15.50%	15.00%	13.00%
Shipping and handling costs included in selling and marketing expenses	102.3	72.9	66.5
Individual customer percentage forming a portion of net revenues				16.00%	16.00%	14.00%	14.00%	14.00%	11.00%
Maximum percentage of other individual customers in relation to net revenues	10.00%	10.00%	10.00%
Number of largest customers by Company's net revenues	2	2	2
Percentage of gross accounts receivable due from the Company's four largest customers	53.00%	68.00%
Number of largest customers	4	4
Accounts receivable in Greece, Italy, Spain and Portugal	57.6
Allowance for potential uncollectible accounts in Greece, Italy, Spain and Portugal	8.7
Hospital and public sector receivables	13.5
Hospital and public sector receivables, percentage										36.40%	30.10%	18.40%	15.10%
Percentage of Actavis Pharma and Actavis Specialty Brands product net revenues from third-party manufactured products	55.00%	49.00%	33.00%
Research and Development expenses incurred under collaborative agreements	$ 74.2	$ 21.5	$ 11.1
Percentage of yearly growth in cash EBIDTA	10.00%
Issuance of shares associated with contingent earn out	3.85
Stock awards to purchase		0.1	1.1
Net actuarial (gain)/loss threshold, percentage	10.00%